UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – September 30, 2012

Item 1.  Schedule of Investments.

ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012 (Unaudited)

Shares	Security Description	Value

Common Stock - 95.8%
Biotechnology - 6.7%
12,550	Affymax, Inc. (a)	$264,303
10,625	Ariad Pharmaceuticals, Inc. (a)	257,391
1,770	Infinity Pharmaceuticals, Inc. (a)	41,683
11,995	Isis Pharmaceuticals, Inc. (a)	168,770
1,370	Pharmacyclics, Inc. (a)	88,365
		820,512
Business Services - 5.8%
425	CoStar Group, Inc. (a)	34,655
4,905	Innerworkings, Inc. (a)	63,863
2,630	Sourcefire, Inc. (a)	128,949
1,835	Ultimate Software Group, Inc. (a)	187,353
4,867	United Rentals, Inc. (a)	159,200
7,900	WageWorks, Inc. (a)	137,855
		711,875
Consumer Discretionary - 22.4%
1,420	Ancestry.com, Inc. (a)	42,714
3,700	ANN, Inc. (a)	139,601
3,190	Annie's, Inc. (a)	143,040
850	BJ's Restaurants, Inc. (a)	38,548
1,445	Buffalo Wild Wings, Inc. (a)	123,894
6,915	Chico's FAS, Inc.	125,231
3,586	Conn's, Inc. (a)	79,071
2,240	Five Below, Inc. (a)	87,539
5,055	Grand Canyon Education, Inc. (a)	118,944
6,719	Greenway Medical Technologies (a)	114,895
3,305	KB Home	47,427
4,170	Lithia Motors, Inc.	138,903
4,800	Lumber Liquidators Holdings, Inc. (a)	243,264
6,251	Natural Grocers by Vitamin Cottage, Inc. (a)	139,522
325	Oxford Industries, Inc.	18,346
1,770	Portfolio Recovery Associates, Inc. (a)	184,841
6,520	Ryland Group, Inc.	195,600
3,995	Select Comfort Corp. (a)	126,042
1,445	Smart Balance, Inc. (a)	17,456
8,890	Sonic Corp. (a)	91,300
26,565	Standard Pacific Corp. (a)	179,579
1,755	Tile Shop Holdings, Inc. (a)	25,237
3,696	Tumi Holdings, Inc. (a)	87,004
3,450	Vera Bradley, Inc. (a)	82,282
2,675	Vitamin Shoppe, Inc. (a)	156,006
		2,746,286
Energy - 6.3%
1,680	Approach Resources, Inc. (a)	50,619
7,695	Bonanza Creek Energy, Inc. (a)	181,294
4,220	Carrizo Oil & Gas, Inc. (a)	105,542
11,745	Comstock Resources, Inc. (a)	215,873
23,217	Kodiak Oil & Gas Corp. (a)	217,311
		770,639
Financial Services - 8.0%
275	Altisource Portfolio Solutions SA (a)	23,719
1,550	Bank of the Ozarks, Inc.	53,428
4,960	Cardtronics, Inc. (a)	147,709
3,710	Ellie Mae, Inc. (a)	101,023
7,720	Netspend Holdings, Inc. (a)	75,888
7,780	PrivateBancorp, Inc.	124,402
2,555	Texas Capital Bancshares, Inc. (a)	127,009
13,255	Western Alliance Bancorp. (a)	135,201
1,925	Wright Express Corp. (a)	134,211
1,485	Zillow, Inc. (a)	62,637
		985,227
Health-Care - 14.7%
8,790	Acadia Healthcare Co., Inc. (a)	209,641
4,325	Align Technology, Inc. (a)	159,895
4,843	Amarin Corp PLC, ADR (a)	61,022
6,490	AMN Healthcare Services, Inc. (a)	65,289
645	athenahealth, Inc. (a)	59,192
1,970	Bio-Reference Labs, Inc. (a)	56,303
3,730	Cyberonics, Inc. (a)	195,527
5,280	ExamWorks Group, Inc. (a)	78,778
1,205	HeartWare International, Inc. (a)	113,860
3,185	HMS Holdings Corp. (a)	106,475
2,850	LifePoint Hospitals, Inc. (a)	121,923
905	Medidata Solutions, Inc. (a)	37,558
3,100	Medivation, Inc. (a)	174,716
2,470	Molina Healthcare, Inc. (a)	62,120
6,335	Natus Medical, Inc. (a)	82,798
2,130	Spectranetics Corp. (a)	31,418
5,085	Vocera Communications, Inc. (a)	157,177
1,665	Wright Medical Group, Inc. (a)	36,813
		1,810,505
Industrials - 9.3%
690	Acuity Brands, Inc.	43,670
2,350	Atlas Air Worldwide Holdings, Inc. (a)	121,330
1,310	Chart Industries, Inc. (a)	96,744
2,855	Gentherm, Inc. (a)	35,516
7,470	Globe Specialty Metals, Inc.	113,693
6,310	H&E Equipment Services, Inc.	76,477
11,400	Headwaters, Inc. (a)	75,012
3,320	IPG Photonics Corp. (a)	190,236
8,030	On Assignment, Inc. (a)	159,958
1,890	Polypore International, Inc. (a)	66,812
2,235	Proto Labs, Inc. (a)	75,588
725	Trex Co., Inc. (a)	24,737
2,235	Westport Innovations, Inc. (a)	62,222
		1,141,995
Retail - 3.4%
3,937	Francesca's Holdings Corp. (a)	120,984
3,085	Mattress Firm Holding Corp. (a)	86,843
2,100	Michael Kors Holdings, Ltd. (a)	111,678
1,650	The Fresh Market, Inc. (a)	98,967
		418,472
Software - 3.0%
9,230	Aspen Technology, Inc. (a)	238,596
3,115	Demandware, Inc. (a)	98,901
1,655	LivePerson, Inc. (a)	29,972
		367,469
Technology - 16.2%
870	3D Systems Corp. (a)	28,580
10,137	Aruba Networks, Inc. (a)	227,930
3,010	BroadSoft, Inc. (a)	123,470
5,200	Cavium, Inc. (a)	173,316
1,320	Cirrus Logic, Inc. (a)	50,675
3,335	CommVault Systems, Inc. (a)	195,764
810	Concur Technologies, Inc. (a)	59,721
4,900	Cornerstone OnDemand, Inc. (a)	150,234
2,490	Eloqua, Inc. (a)	49,178
5,205	Fusion-io, Inc. (a)	157,555
3,170	Guidewire Software, Inc. (a)	98,428
2,255	Ixia (a)	36,238
750	Mellanox Technologies, Ltd. (a)	76,148
1,025	NetSuite, Inc. (a)	65,395
9,010	Procera Networks, Inc. (a)	211,735
3,366	QLIK Technologies, Inc. (a)	75,432
2,325	SPS Commerce, Inc. (a)	89,443
870	Stratasys, Inc. (a)	47,328
2,265	Veeco Instruments, Inc. (a)	67,995
		1,984,565

Total Common Stock (Cost $10,264,121)	11,757,545

Total Investments - 95.8% (Cost $10,264,121)*	$11,757,545

Other Assets & Liabilities, Net – 4.2%	521,671
Net Assets – 100.0%	$12,279,216

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,656,766
Gross Unrealized Depreciation	(163,342)
Net Unrealized Appreciation	$1,493,424

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$11,757,545
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$11,757,545

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012 (Unaudited)

Shares	Security Description	Value

Common Stock - 100.4%
Australia - 1.3%
30,900	BHP Billiton, Ltd., ADR	$2,120,049

Belgium - 1.1%
15,936	Solvay SA, Class A	1,844,298

Canada - 1.5%
85,437	Methanex Corp.	2,437,705

Finland - 3.8%
46,488	Kone Oyj, Class B	3,216,966
38,520	Konecranes Oyj	1,116,723
103,010	YIT Oyj	1,976,328
		6,310,017
France - 4.5%
19,265	Christian Dior SA	2,584,577
106,100	Etablissements Maurel et Prom	1,573,407
42,941	Imerys SA	2,519,579
62,939	Transgene SA (a)	723,065
		7,400,628
Germany - 8.9%
26,900	BASF SE	2,269,379
168,900	Deutsche Telekom AG	2,078,205
48,400	Hannover Rueckversicherung AG	3,092,716
15,900	Muenchener Rueckversicherungs AG, Class R	2,482,523
77,500	Symrise AG	2,624,232
54,216	Wincor Nixdorf AG	2,120,066
		14,667,121
Hong Kong - 1.0%
2,196,000	Guangdong Investment, Ltd.	1,736,058

India - 1.1%
35,905	Infosys, Ltd., ADR	1,742,829

Ireland - 4.8%
104,342	CRH PLC	2,011,270
2,574,536	Greencore Group PLC	3,325,887
260,393	Smurfit Kappa Group PLC	2,626,751
		7,963,908

Israel - 1.3%
52,800	Teva Pharmaceutical Industries, Ltd., ADR	2,186,448

Italy - 2.6%
114,389	Lottomatica Group SpA	2,516,564
283,950	Trevi Finanziaria Industriale SpA	1,831,747
		4,348,311
Japan - 7.0%
90,900	Asahi Group Holdings, Ltd.	2,241,051
32,400	KDDI Corp.	2,515,941
46,916	MEIJI Holdings Co., Ltd.	2,329,568
432,000	Nichirei Corp.	2,363,711
1,341,000	Showa Denko KK	2,130,753
		11,581,024
Norway - 1.5%
198,296	DNB ASA	2,431,583

Republic Of South Korea - 2.3%
3,127	Samsung Electronics Co., Ltd.	3,786,978

South Africa - 1.4%
50,270	Sasol, Ltd.	2,248,591

Sweden - 4.8%
305,200	Duni AB, Class A	2,555,413
107,502	Investor AB, Class B	2,366,458
78,200	Svenska Handelsbanken AB, Class A	2,929,762
		7,851,633
Switzerland - 1.4%
37,600	Novartis AG	2,300,776

Thailand - 1.2%
921,550	Thai Oil PCL	1,953,578

United Kingdom - 7.4%
1,121,902	Barratt Developments PLC (a)	3,070,741
235,618	BBA Aviation PLC	751,440
188,588	Bellway PLC	2,803,215
227,176	Persimmon PLC	2,782,509
3,298,122	Taylor Wimpey PLC	2,891,912
		12,299,817
United States - 41.5%
50,200	Allete, Inc.	2,095,348
262,650	Ameris Bancorp (a)	3,306,763
152,404	Astoria Financial Corp.	1,505,752
171,420	BNC Bancorp	1,412,501
62,400	Brookline Bancorp, Inc.	550,368
139,467	Brooks Automation, Inc.	1,119,920
37,851	Carter's, Inc. (a)	2,037,898
169,774	Colony Bankcorp, Inc. (a)	624,768
62,200	Forest Laboratories, Inc. (a)	2,214,942
538,514	Frontier Communications Corp.	2,638,719
27,667	General Dynamics Corp.	1,829,342
37,400	H.J. Heinz Co.	2,092,530
94,038	Hewlett-Packard Co.	1,604,288
90,924	Independent Bank Corp.	2,735,903
112,063	International Bancshares Corp.	2,134,800
179,565	Mac-Gray Corp.	2,407,967
79,682	Marathon Oil Corp.	2,356,197
42,591	Marathon Petroleum Corp.	2,325,043
68,000	Microsoft Corp.	2,025,040
36,344	NextEra Energy, Inc.	2,556,074
27,200	Peoples Bancorp, Inc.	622,608
18,865	Praxair, Inc.	1,959,696
42,933	Quest Diagnostics, Inc.	2,723,240
77,801	Questcor Pharmaceuticals, Inc. (a)	1,439,319
177,097	Southwest Bancorp, Inc. (a)	1,921,502
32,755	The Chubb Corp.	2,498,551
26,100	The J.M. Smucker Co.	2,253,213
121,400	The Western Union Co.	2,211,908
45,684	UnitedHealth Group, Inc.	2,531,350
129,700	Univest Corp. of Pennsylvania	2,334,600
33,351	Verizon Communications, Inc.	1,519,805
119,838	Webster Financial Corp.	2,840,161
36,600	WellPoint, Inc.	2,123,166
269,200	Xerox Corp.	1,975,928
		68,529,210

Total Common Stock (Cost $162,827,945)	165,740,562

Principal	Security Description	Rate	Maturity	Value

Short-Term Investments - 0.1%
Certificates of Deposit - 0.1%
$32,571	Middlesex Federal Savings Bank	0.75%	12/15/12	$32,571
32,508	Stoneham Savings Bank	0.60	11/24/12	32,507

Total Certificates of Deposit (Cost $65,078)	65,078

Total Short-Term Investments (Cost $65,078)	65,078

Total Investments - 100.5% (Cost $162,893,023)*	$165,805,640

Other Assets & Liabilities, Net – (0.5)%	(759,438)
Net Assets – 100.0%	$165,046,202

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$32,032,235
Gross Unrealized Depreciation	(29,119,618)
Net Unrealized Appreciation	$2,912,617

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock
Australia	$2,120,049	$-	$-	$2,120,049
Belgium	1,844,298	-	-	1,844,298
Canada	2,437,705	-	-	2,437,705
Finland	6,310,017	-	-	6,310,017
France	7,400,628	-	-	7,400,628
Germany	14,667,121	-	-	14,667,121
Hong Kong	1,736,058	-	-	1,736,058
India	1,742,829	-	-	1,742,829
Ireland	7,963,908	-	-	7,963,908
Israel	2,186,448	-	-	2,186,448
Italy	4,348,311	-	-	4,348,311
Japan	11,581,024	-	-	11,581,024
Norway	2,431,583	-	-	2,431,583
Republic Of South Korea	3,786,978	-	-	3,786,978
South Africa	2,248,591	-	-	2,248,591
Sweden	7,851,633	-	-	7,851,633
Switzerland	2,300,776	-	-	2,300,776
Thailand	-	1,953,578	-	1,953,578
United Kingdom	12,299,817	-	-	12,299,817
United States	68,529,210	-	-	68,529,210
Certificates of Deposit	-	65,078	-	65,078
Total Investments At Value	$163,786,984	$2,018,656	$-	$165,805,640

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2012 (Unaudited)

Shares	Security Description	Value

Common Stock - 95.5%
Consumer Discretionary - 13.7%
104,490	Comcast Corp., Class A	$3,737,608
268,098	Digital Generation, Inc. (a)	3,045,593
123,830	Imax Corp. (a)	2,465,455
100,930	Johnson Controls, Inc.	2,765,482
		12,014,138
Consumer Staples - 3.7%
67,080	CVS Caremark Corp.	3,248,014

Energy - 13.2%
29,571	Devon Energy Corp.	1,789,046
145,290	Marathon Oil Corp.	4,296,225
36,590	Schlumberger, Ltd.	2,646,555
80,955	The Williams Cos., Inc.	2,830,996
		11,562,822
Financials - 21.4%
55,810	ACE, Ltd.	4,219,236
69,605	Aon PLC	3,639,645
90,191	CIT Group, Inc. (a)	3,552,624
125,194	MetLife, Inc.	4,314,185
105,040	SunTrust Banks, Inc.	2,969,481
		18,695,171
Health Care Equipment and Services - 4.1%
59,215	Baxter International, Inc.	3,568,296

Industrials - 7.1%
91,010	Republic Services, Inc.	2,503,685
51,560	United Parcel Service, Inc., Class B	3,690,149
		6,193,834
Pharmaceuticals, Biotechnology and Life Sciences - 8.1%
54,620	Amarin Corp PLC, ADR (a)	688,212
53,790	Life Technologies Corp. (a)	2,629,255
63,680	Thermo Fisher Scientific, Inc.	3,746,294
		7,063,761
Software & Services - 21.5%
111,354	Broadridge Financial Solutions, Inc.	2,597,889
45,985	Check Point Software Technologies, Ltd. (a)	2,214,638
5,766	Google, Inc., Class A (a)	4,350,447
119,285	Microsoft Corp.	3,552,307
108,320	Oracle Corp.	3,410,997
149,760	The Western Union Co.	2,728,627
		18,854,905
Technology Hardware & Equipment - 2.7%
3,540	Apple, Inc.	2,362,100

Total Common Stock (Cost $71,369,117)	83,563,041

Money Market Funds - 5.2%
4,577,924	Fidelity Institutional Cash Money Market Fund, 0.16% (b) (Cost $4,577,924)	$4,577,924

Total Investments - 100.7% (Cost $75,947,041)*	$88,140,965

Other Assets & Liabilities, Net – (0.7)%	(623,454)
Net Assets – 100.0%	$87,517,511

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2012.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$14,638,263
Gross Unrealized Depreciation	(2,444,339)
Net Unrealized Appreciation	$12,193,924

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$83,563,041
Level 2 - Other Significant Observable Inputs	4,577,924
Level 3 - Significant Unobservable Inputs	-
Total	$88,140,965

The Level 1 inputs displayed in this table are Common Stock. The Level 2 inputs displayed in this table are Money Market Funds. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	October 30, 2012

By:	/s/Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	October 30, 2012